Investments - Net Gains (Losses) on Derivatives and Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale securities
Realized gains on sale	$ 168	$ 772	$ 302
Realized losses on sale	(88)	(195)	(107)
Credit loss income (expense)	(10)	(14)	0
Gross impairments	0	(27)	(2)
Credit loss income (expense) on mortgage loans	62	(61)	0
Other	49	(102)	(9)
Net gains (losses) excluding derivatives and funds withheld assets	181	373	184
Net gains (losses) on derivative instruments	(1,876)	(8,322)	(6,571)
Total net gains (losses) on derivatives and investments	(2,480)	(6,454)	(6,717)
Derivatives excluding funds withheld under reinsurance treaties
Available-for-sale securities
Net gains (losses) on derivative instruments	(2,640)	(7,267)	(6,571)
Derivatives related to funds withheld under reinsurance treaties
Available-for-sale securities
Net gains (losses) on derivative instruments	764	(1,055)	0
Net gains (losses) on funds withheld reinsurance treaties (see Note 8)	$ (21)	$ 440	$ (330)